Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2011
Reconciliation of Number of Shares Used in the Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2011	2010	2011	2010
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	60,390,788	59,667,635	60,336,933	59,395,142
Effect of dilutive share options outstanding	724,208	1,100,739	719,299	1,162,545
Weighted average number of ordinary shares for diluted net income per ordinary share	61,114,996	60,768,374	61,056,232	60,557,687